UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zimmer Partners, LP
Address: 7 West 54th Street
         New York, New York  10019

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Burger
Title:     General Counsel
Phone:     212-440-0749

Signature, Place, and Date of Signing:

 /s/ Barbara Burger     New York, New York/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $211,843 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCESS MIDSTREAM PARTNERS L    UNIT             00434L109     3354   100000 SH  PUT  SOLE                   100000
ALLIANT ENERGY CORP            COM              018802108    12075   275000 SH       SOLE                   275000
AMEREN CORP                    COM              023608102     3840   125000 SH       SOLE                   125000
AMERICAN ELEC PWR INC          COM              025537101     1601    37500 SH       SOLE                    37500
CHENIERE ENERGY INC            COM NEW          16411R208     7982   425000 SH       SOLE                   425000
CLECO CORP NEW                 COM              12561W105     6002   150000 SH       SOLE                   150000
CMS ENERGY CORP                COM              125896100    11591   475424 SH       SOLE                   475424
DELEK US HLDGS INC             COM              246647101     3861   152500 SH       SOLE                   152500
DIAMONDBACK ENERGY INC         COM              25278X109     2003   104759 SH       SOLE                   104759
DUKE ENERGY CORP NEW           COM NEW          26441C204     3241    50800 SH  CALL SOLE                    50800
DUKE ENERGY CORP NEW           COM NEW          26441C204    16422   257400 SH       SOLE                   257400
EDISON INTL                    COM              281020107     2485    55000 SH       SOLE                    55000
EXELON CORP                    COM              30161N101    19120   642900 SH  CALL SOLE                   642900
GREAT PLAINS ENERGY INC        COM              391164100     6211   305800 SH       SOLE                   305800
ISHARES TR                     DJ SEL DIV INX   464287168     3721    65000 SH  PUT  SOLE                    65000
ISHARES TR                     MSCI EMERG MKT   464287234     4435   100000 SH  PUT  SOLE                   100000
NEXTERA ENERGY INC             COM              65339F101     6919   100000 SH       SOLE                   100000
NISOURCE INC                   COM              65473P105    11823   475000 SH       SOLE                   475000
NORTHEAST UTILS                COM              664397106    14655   375000 SH       SOLE                   375000
NORTHWESTERN CORP              COM NEW          668074305      101     2900 SH       SOLE                     2900
NRG ENERGY INC                 COM NEW          629377508     2759   120000 SH       SOLE                   120000
OGE ENERGY CORP                COM              670837103     1408    25000 SH       SOLE                    25000
ONEOK INC NEW                  COM              682680103    10153   237500 SH       SOLE                   237500
PEPCO HOLDINGS INC             COM              713291102     1471    75000 SH       SOLE                    75000
PG&E CORP                      COM              69331C108     1587    39500 SH       SOLE                    39500
PPL CORP                       COM              69351T106      329    11500 SH       SOLE                    11500
SEADRILL PARTNERS LLC          COMUNIT REP LB   Y7545W109     2752   107300 SH       SOLE                   107300
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     6984   200000 SH  CALL SOLE                   200000
SEMPRA ENERGY                  COM              816851109    18622   262500 SH       SOLE                   262500
TESORO CORP                    COM              881609101     1022    23200 SH  PUT  SOLE                    23200
WESTAR ENERGY INC              COM              95709T100    14310   500000 SH       SOLE                   500000
WILLIAMS COS INC DEL           COM              969457100     9004   275000 SH       SOLE                   275000